SCHEDULE IV - REINSURANCE (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reinsurance
Gross amount	$ 29,969	$ 29,950	$ 29,957
Ceded to other companies	1,848	1,896	1,894
Assumed from other companies	59	71	89
Net amount	28,180	28,125	28,152
Percentage of amount assumed to net	0.20%	0.30%	0.30%
Life insurance in force
Reinsurance
Gross amount	519,639	523,214	525,381
Ceded to other companies	222,379	238,745	253,650
Assumed from other companies	9,137	9,680	10,230
Net amount	306,397	294,149	281,961
Percentage of amount assumed to net	3.00%	3.30%	3.60%
Life insurance
Reinsurance
Gross amount	2,177	2,170	2,142
Ceded to other companies	617	659	682
Assumed from other companies	35	36	38
Net amount	1,595	1,547	1,498
Percentage of amount assumed to net	2.20%	2.30%	2.50%
Accident-health insurance
Reinsurance
Gross amount	776	765	615
Ceded to other companies	133	145	156
Assumed from other companies		1	1
Net amount	643	621	460
Percentage of amount assumed to net		0.20%	0.20%
Property-liability insurance
Reinsurance
Gross amount	27,016	27,015	27,200
Ceded to other companies	1,098	1,092	1,056
Assumed from other companies	24	34	50
Net amount	$ 25,942	$ 25,957	$ 26,194
Percentage of amount assumed to net	0.10%	0.10%	0.20%